Related Party Transactions Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Details
Due to related party	$ 696,717	$ 511,433
Management fees		3,362
Revenues earned from related party entity	$ 231,902	$ 213,461